SHARE CAPITAL, WARRANTS AND OPTIONS	9 Months Ended
Sep. 30, 2022
Share Capital Warrants And Options
SHARE CAPITAL, WARRANTS AND OPTIONS

9.	SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

a)	Common Shares Issued and Outstanding

On August 3, 2022, NAN, NAN Subco and PNRC completed the RTO transaction, whereby shareholders of PNRC exchanged their shares at a rate of 1.054 common shares of NAN (on a post-Consolidation basis) for each common share of PNRC held immediately prior to the effective time of the RTO (Note 4). The share capital of each company prior to the RTO was as follows:

	Shares Outstanding	Share Capital
North American Nickel Inc.	(post-consolidation basis)
December 31, 2020	21,966,730	$89,626,730
Share capital issued through private placement	1,658,133	1,989,760
Share issue costs	-	(89,935)
Value allocated to warrants	-	(495,228)
Exercised options	100,000	112,000
Exercised options fair value	-	92,478
Exercised warrants	2,516,063	1,641,674
Exercised warrants fair value	-	573,502
December 31, 2021	26,240,926	93,450,981
Share capital issued through subscription receipt financing	4,223,600	10,136,640
Share issue costs	-	(913,304)
Exercised warrants	1,283,873	717,420
Exercised warrants fair value	-	138,662
Balance as at August 3, 2022 prior to business combination with PNRC	31,748,399	$103,530,399

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

	Shares Outstanding		Share Capital
Premium Nickel Resources Corp.
December 31, 2020	64,083,487		$1,468,174
Share capital issued through private placement	12,596,421		6,771,729
Share issue costs			(287,228)
December 31, 2021	76,679,908		7,952,675
Share capital issued through private placement	8,936,167		22,388,599
Share issue cost	-		(1,960,977)
Balance as at August 3, 2022 prior to business combination with NAN	85,616,075	*	$28,380,297

*	Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC, representing approximately 8.96% of the issued and outstanding common shares of PNRC, based on there being 85,616,075 common shares of PNRC issued and outstanding at that time.

Subsequent to the RTO transaction, the share capital of the Company was as follows:

	Shares Outstanding	Share Capital
Premium Nickel Resources Ltd. (formerly “North American Nickel Inc.”)
Balance as at August 3, 2022 prior to business combination with PNRC	31,748,399	$103,530,399
Decrease in the share capital to that of PNRC upon RTO (Note 4)	-	(75,150,102)
	31,748,399	28,380,297
Issued pursuant to reverse takeover in exchange for shares of PNRC (Note 4)	82,157,536	92,070,357
	113,905,935	120,450,654
Exercise warrants post-RTO	1,236,408	569,399
Exercised warrants fair value		3,019,037
Exercise options post-RTO	300,000	117,000
Exercised options fair value		101,531
Balance as at September 30, 2022	115,442,343	$124,257,621

In April 2022, PNRC completed a non-brokered private placement of 8,936,167 common shares of PNRC at a price of US$2.00 per common share of PNRC, for gross proceeds of approximately US$17.87 million (or approximately C$22.39 million). Proceeds were used for exploration expenditures in advancing the Selebi project in Botswana.

On August 3, 2022, the date of the RTO, a total of 82,157,536 common shares of NAN (on a post-Consolidation basis) were issued in exchange for 77,948,368 shares of PNRC. After giving effect to the RTO, the Company had 113,905,935 common shares issued and outstanding (on a post-Consolidation basis), based on a total of (i) 82,157,536 common shares issued to the former shareholders of PNRC under the RTO, and (ii) 31,748,399 common shares held by the shareholders of NAN prior to the closing of the RTO.

Following the RTO, during the period from August 3, 2022 to September 30, 2022, a total of 1,236,408 common shares of the Company were issued upon the exercise of warrants at prices between $0.45 and $1.75 per warrant for total cash proceeds of $569,399. As a result of these exercises, $3,019,037 was transferred from reserve to share capital.

Following the RTO, during the period from August 3, 2022 to September 30, 2022, a total of 300,000 common shares of the Company were issued upon the exercise of options at prices of $0.39 per option for total cash proceeds of $117,000. As a result of these exercises, $101,531 was transferred from reserve to share capital.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

As at September 30, 2022, the Company has 115,442,343 common shares issued and outstanding (December 31, 2021 – 80,820,623 on a post-RTO and post -consolidation basis).

b)	Preferred shares issued and outstanding

As at September 30, 2022 and September 30, 2021 there are 118,186 series 1 preferred shares outstanding (on a post-Consolidation basis).

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after six months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of each preferred share is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

c)	Warrants

On February 26, 2021, PNRC issued to NAN a non-transferable common share purchase warrant (the “Warrant”), which entitled NAN to purchase common shares of PNRC representing to 15% of the common shares of PNRC issued and outstanding, upon payment of US$10 million prior to the fifth anniversary of the date of issue.

The Warrant was classified as a derivative financial liability that should be measured at fair value, with changes in value recorded in profit or loss. Prior to the RTO, on Jun 30, 2022, the Company reassessed the fair value of the warrant at $28,275,256 and recorded the amount as a long-term financial liability.

The fair value of the liability of the Warrant was estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	June 30, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$2.49	$0.95
Expected share price volatility	141.63%	144.13%
Risk free interest rate	3.14%	1.02%
Remaining life of warrants	2.66 years	3.16 years

Volatility assumptions for the valuation of the Warrant were derived by reference to the volatility of NAN as the stock price of NAN was highly correlated to the advancement of the BCL assets acquisition following its investment in PNRC.

On April 25, 2022, in connection with and immediately prior to the entry into the Amalgamation Agreement, NAN and PNR entered into the waiver and suspension agreement, pursuant to which NAN agreed that its exercise privileges under the Warrant or any portion thereof to subscribe for additional PNR Shares were suspended until the later of (i) the 61st calendar date following the date on which the Amalgamation Agreement was executed, and (ii) the date on which the Amalgamation Agreement is terminated in accordance with its terms.

Prior to the date that the Amalgamation became effective, the PNR Shares and the Warrant held by NAN were contributed to NAN Subco, as part of the securities contribution, resulting in such securities being cancelled by operation of the triangular amalgamation. The fair value of the Warrant was written off upon the closing of the RTO. PNRC had no other issued and outstanding warrants prior to the RTO

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

The outstanding warrants of NAN prior to the completion of the RTO were as follows:

North American Nickel	Number Outstanding (Post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	3,216,565	0.75
Issued	295,652	2.40
Exercised	(1,283,877)	0.56
Cancelled / expired	-	-
Balance as at August 3, 2022 prior to business combination with PNRC	2,228,340	1.11

Subsequent to the RTO, the outstanding warrants of the Company were as follows:

Premium Nickel Resources Ltd.	Number Outstanding (Post-consolidation basis)	Weighted Average Exercise Price ($)
Balance as at August 3, 2022 prior to business combination with PNRC	2,228,340	1.11
Issued	-	-
Exercised	(1,236,408)	0.46
Cancelled / expired	(12,375)	-
Balance as at September 30, 2022	979,557	1.94

At September 30, 2022, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
683,905	April 16, 2023	1.75	0.38
295,652	August 3, 2024	2.40	0.55
979,557			0.93

d)	Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to purchase commons shares of the Company to directors, officers, employees and consultants enabling them to acquire up to an aggregate of 22,600,000 common shares of the Company, subject to and in accordance with the terms of the Plan. Under the Plan, the exercise price of each option equals the offer price of the most recent financing on the date of grant. The options can be granted for a maximum term of 10-years.

The outstanding options of each company prior to the completion of the RTO were as follows:

North American Nickel	Number Outstanding (post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	3,010,919	1.35
Cancelled/expired	(15,125)	6.00
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Premium Nickel Resources Corp.	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2021	5,775,000	0.52
Issued	2,600,000	2.49
Balance as at August 3, 2022 prior to business combination with NAN	8,375,000	1.13

Subsequent to the RTO, the outstanding options of the Company were as follows:

Premium Nickel Resources Ltd.	Number Outstanding	Weighted Average Exercise Price ($)
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33
Issued pursuant to RTO in exchange for options of PNRC	8,827,250	1.16
Balance as at September 30, 2022	11,823,044	1.21

During the nine months ended September 30, 2022, PNRC granted an aggregate total of 2,600,000 stock options to employees, directors and consultants with a maximum term of five years. The options are exercisable at US$2.00 per share (C$2.49/share) with 1/3 vesting on the date of grant, 1/3 on the first anniversary and 1/3 on the second anniversary following the close of the US$20,000,000 private placement.

Upon the closing of the RTO, all options to purchase common shares of PNRC were exchanged for options to purchase common shares of the Company in accordance with the Exchange Ratio, and vested in-full immediately. The Company calculates the fair value of all stock options using the Black-Scholes Option Pricing Model. The fair value of all options, including those granted during the nine months ended September 30, 2022 as well as the ones granted but not vested during the year ended December 2021, amounted to $6,776,752 and was recorded as a share-based payment expense. The weighted average fair value of options granted is $0.96 per option.

The fair value of stock options granted and vested during the nine months ended September 30, 2022 was calculated using the following assumptions:

	September 30, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$2.49	$0.95
Expected share price volatility	125.83%	125.18%-127.03%
Risk free interest rate	1.68%	0.42% - 1.11%
Expected life of options	5 years	5 years

Volatility assumptions for the valuation of options were derived with reference to the volatility of the common shares of NAN, insofar as management believes that the trading price of the common shares of NAN was, prior to the RTO, highly-correlated to the advancement of the BCL assets acquisition following its investment in PNRC.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Details of options outstanding as at September 30, 2022 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
1,160,000	1,160,000	February 24, 2025	0.80	0.24
240,000	240,000	August 19, 2025	0.45	0.06
4,743,000	4,743,000	January 26, 2026	0.39	1.34
597,000	597,000	February 25, 2026	1.60	0.17
1,343,850	1,343,850	September 29, 2026	0.91	0.45
998,794	998,794	October 25, 2026	2.00	0.34
2,740,400	2,740,400	January 20, 2027	2.62	1.00
11,823,044	11,823,044			3.60

e)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit.

During the period ended September 30, 2022, the Company recorded $6,776,752 (December 31, 2021 - $1,261,891) of share-based payments to reserves and transferred $3,120,568 to share capital for exercised warrants and options (December 31, 2021 – Nil).